Huntington Asset Services, Inc. 2960 N. Meridian St. Ste. 300 Indianapolis, IN 46208

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Huntington Funds (the “Trust”)

File Nos. 33-11905; 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 81 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to the Huntington Retail Funds; and (ii) the text of Post-Effective Amendment No. 81 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 27, 2012 with regard to the following Huntington Funds:

•	Huntington Tax-Free Money Market Fund;

•	Huntington Money Market Fund;

•	Huntington Ohio Municipal Money Market Fund;

•	Huntington U.S. Treasury Money Market Fund;

•	Huntington Disciplined Equity Fund;

•	Huntington Dividend Capture Fund;

•	Huntington Global Select Markets Fund;

•	Huntington Growth Fund;

•	Huntington Income Equity Fund;

•	Huntington International Equity Fund;

•	Huntington Macro 100 Fund;

•	Huntington Mid Corp America Fund;

•	Huntington Real Strategies Fund;

•	Huntington Rotating Markets Fund;

•	Huntington Situs Fund;

•	Huntington Technical Opportunities Fund;

•	Huntington Fixed Income Securities Fund;

•	Huntington Intermediate Government Income Fund;

•	Huntington Mortgage Securities Fund;

•	Huntington Ohio Tax-Free Fund;

•	Huntington Short/Intermediate Fixed Income Securities Fund;

•	Huntington Balanced Allocation Fund;

•	Huntington Conservative Allocation Fund; and

•	Huntington Growth Allocation Fund.

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.

Huntington Asset Services, Inc. 2960 N. Meridian St. Ste. 300 Indianapolis, IN 46208

Any questions or comments with respect to this filing may be directed to the undersigned at (513) 366-3071.

Very truly yours,

/s/ Jay S. Fitton

Secretary

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.